LOANS AND BORROWINGS - Schedule of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in loans and borrowings arising from investing and financing activities
Balance - beginning of year	$ 1,349,582	$ 927,551
Drawdowns on credit facility	85,000	560,000
Repayments of loans and borrowings	(81,482)	0
Interest paid	(119,780)	(108,535)
Transaction costs	(7,908)	(7,645)
Conversion of convertible notes	139,278	139,661
Interest and accretion expense	144,068	128,493
Extinguishment of convertible notes	0	(266,241)
Recognition of new convertible notes	0	259,306
Gain on non-substantial modification of debt	(13,042)	(3,686)
Balance – end of year	1,556,387	1,349,582
Less: Accrued interest	(1,707)	(1,751)
Balance – end of year, excluding accrued interest	1,554,680	1,347,831
Calibre Acquisition
Changes in loans and borrowings arising from investing and financing activities
Assumed on Calibre Acquisition	339,227	0
Credit facility
Changes in loans and borrowings arising from investing and financing activities
Drawdowns on credit facility	85,000	560,000
Balance – end of year, excluding accrued interest	$ 1,106,590	$ 1,080,557